Regulatory Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Regulated Operations [Abstract]
Schedule of Regulatory Assets

($ millions)	2023	2022
Regulatory assets
Deferred income taxes (Note 3)	2,058	1,874
Rate stabilization and related accounts (1)	521	557
Deferred energy management costs (2)	521	445
Employee future benefits (Notes 3 and 24)	254	207
Derivatives (Notes 3 and 26)	197	84
Deferred lease costs (3)	137	132
Deferred restoration costs (4)	115	91
Manufactured gas plant site remediation deferral (Note 16)	81	97
Generation early retirement costs (5)	64	78
Other regulatory assets (6)	436	444
Total regulatory assets	4,384	4,009
Less: Current portion	(866)	(914)
Long-term regulatory assets	3,518	3,095

($ millions)	2023	2022
Regulatory liabilities
Future cost of removal (Note 3)	1,547	1,306
Deferred income taxes (Note 3)	1,280	1,364
Employee future benefits (Notes 3 and 24)	294	306
Rate stabilization and related accounts (1)	292	297
Renewable energy surcharge (7)	129	126
AESO Charges Deferral (8)	121	21
Energy efficiency liability (9)	78	89
Derivatives (Notes 3 and 26)	37	224
Other regulatory liabilities (6)	180	182
Total regulatory liabilities	3,958	3,915
Less: Current portion	(577)	(595)
Long-term regulatory liabilities	3,381	3,320
(1)    Rate Stabilization and Related Accounts: Rate stabilization accounts mitigate the earnings volatility otherwise caused by variability in the cost of fuel, purchased power and natural gas above or below a forecast or predetermined level, and by weather-driven volume variability. At certain utilities, revenue decoupling mechanisms minimize the earnings impact of reduced energy consumption as energy efficiency programs are implemented. Resultant deferrals are recovered from, or refunded to, customers in future rates as approved by the respective regulators.

Related accounts include the annual true-up mechanism at ITC (Note 5).

(2)    Deferred Energy Management Costs: Certain regulated subsidiaries provide energy management services to facilitate customer energy efficiency programs where the related expenditures have been deferred as a regulatory asset and are being amortized, and recovered from customers through rates, on a straight-line basis over periods ranging from one to 10 years.

(3)    Deferred Lease Costs: Deferred lease costs at FortisBC Electric primarily relate to the Brilliant Power Purchase Agreement ("BPPA") (Note 15). The depreciation of the asset under finance lease and interest expense on the finance lease obligation are not being fully recovered in current customer rates since these rates only reflect the cash payments required under the BPPA. The annual differences are being deferred as a regulatory asset, which is expected to be recovered from customers in future rates over the term of the lease, which expires in 2056.

(4)    Deferred Restoration Costs: Incremental costs incurred at Central Hudson and Maritime Electric associated with restoration activities due to significant weather events. Incremental costs incurred in excess of that collected in customer rates at Central Hudson are recovered through rate stabilization accounts. The form and recovery period for Maritime Electric will be determined by the regulator.

(5)    Generation Early Retirement Costs: Includes costs at TEP associated with the retirement of the Navajo Generating Station ("Navajo"), Sundt Generating Facility Units 1 and 2, and the San Juan Generating Station ("San Juan"), as approved for recovery by its regulator.

(6)    Other Regulatory Assets and Liabilities: Comprised of regulatory assets and liabilities individually less than $50 million.

(7)    Renewable Energy Surcharge: Under the ACC's Renewable Energy Standard ("RES"), UNS Energy is required to increase its use of renewable energy each year until it represents at least 15% of its total annual retail energy requirements by 2025. The cost of carrying out the plan is recovered from retail customers through a RES surcharge. Any RES surcharge collections above or below the costs incurred to implement the plans are deferred as a regulatory liability or asset.

The ACC measures RES compliance through Renewable Energy Credits ("RECs"). Each REC represents one kilowatt hour generated from renewable resources. When UNS Energy purchases renewable energy, the premium paid above the market cost of conventional power equals the REC recoverable through the RES surcharge. When RECs are purchased, UNS Energy records their cost as long-term other assets (Note 9) with a corresponding regulatory liability to reflect the obligation to use the RECs for future RES compliance. When RECs are utilized for RES compliance, energy supply costs and revenue are recognized in an equal amount.

(8)    AESO Charges Deferral: Relates to differences in revenue collected and expenses incurred for transmission-related items at FortisAlberta that are expected to be collected or refunded in customer rates.

(9)    Energy Efficiency Liability: The energy efficiency liability primarily relates to Central Hudson's Energy Efficiency Program, established to fund environmental policies associated with energy conservation programs as approved by its regulator.

Schedule of Regulatory Liabilities

($ millions)	2023	2022
Regulatory assets
Deferred income taxes (Note 3)	2,058	1,874
Rate stabilization and related accounts (1)	521	557
Deferred energy management costs (2)	521	445
Employee future benefits (Notes 3 and 24)	254	207
Derivatives (Notes 3 and 26)	197	84
Deferred lease costs (3)	137	132
Deferred restoration costs (4)	115	91
Manufactured gas plant site remediation deferral (Note 16)	81	97
Generation early retirement costs (5)	64	78
Other regulatory assets (6)	436	444
Total regulatory assets	4,384	4,009
Less: Current portion	(866)	(914)
Long-term regulatory assets	3,518	3,095

($ millions)	2023	2022
Regulatory liabilities
Future cost of removal (Note 3)	1,547	1,306
Deferred income taxes (Note 3)	1,280	1,364
Employee future benefits (Notes 3 and 24)	294	306
Rate stabilization and related accounts (1)	292	297
Renewable energy surcharge (7)	129	126
AESO Charges Deferral (8)	121	21
Energy efficiency liability (9)	78	89
Derivatives (Notes 3 and 26)	37	224
Other regulatory liabilities (6)	180	182
Total regulatory liabilities	3,958	3,915
Less: Current portion	(577)	(595)
Long-term regulatory liabilities	3,381	3,320
(1)    Rate Stabilization and Related Accounts: Rate stabilization accounts mitigate the earnings volatility otherwise caused by variability in the cost of fuel, purchased power and natural gas above or below a forecast or predetermined level, and by weather-driven volume variability. At certain utilities, revenue decoupling mechanisms minimize the earnings impact of reduced energy consumption as energy efficiency programs are implemented. Resultant deferrals are recovered from, or refunded to, customers in future rates as approved by the respective regulators.

Related accounts include the annual true-up mechanism at ITC (Note 5).

(2)    Deferred Energy Management Costs: Certain regulated subsidiaries provide energy management services to facilitate customer energy efficiency programs where the related expenditures have been deferred as a regulatory asset and are being amortized, and recovered from customers through rates, on a straight-line basis over periods ranging from one to 10 years.

(3)    Deferred Lease Costs: Deferred lease costs at FortisBC Electric primarily relate to the Brilliant Power Purchase Agreement ("BPPA") (Note 15). The depreciation of the asset under finance lease and interest expense on the finance lease obligation are not being fully recovered in current customer rates since these rates only reflect the cash payments required under the BPPA. The annual differences are being deferred as a regulatory asset, which is expected to be recovered from customers in future rates over the term of the lease, which expires in 2056.

(4)    Deferred Restoration Costs: Incremental costs incurred at Central Hudson and Maritime Electric associated with restoration activities due to significant weather events. Incremental costs incurred in excess of that collected in customer rates at Central Hudson are recovered through rate stabilization accounts. The form and recovery period for Maritime Electric will be determined by the regulator.

(5)    Generation Early Retirement Costs: Includes costs at TEP associated with the retirement of the Navajo Generating Station ("Navajo"), Sundt Generating Facility Units 1 and 2, and the San Juan Generating Station ("San Juan"), as approved for recovery by its regulator.

(6)    Other Regulatory Assets and Liabilities: Comprised of regulatory assets and liabilities individually less than $50 million.

(7)    Renewable Energy Surcharge: Under the ACC's Renewable Energy Standard ("RES"), UNS Energy is required to increase its use of renewable energy each year until it represents at least 15% of its total annual retail energy requirements by 2025. The cost of carrying out the plan is recovered from retail customers through a RES surcharge. Any RES surcharge collections above or below the costs incurred to implement the plans are deferred as a regulatory liability or asset.

The ACC measures RES compliance through Renewable Energy Credits ("RECs"). Each REC represents one kilowatt hour generated from renewable resources. When UNS Energy purchases renewable energy, the premium paid above the market cost of conventional power equals the REC recoverable through the RES surcharge. When RECs are purchased, UNS Energy records their cost as long-term other assets (Note 9) with a corresponding regulatory liability to reflect the obligation to use the RECs for future RES compliance. When RECs are utilized for RES compliance, energy supply costs and revenue are recognized in an equal amount.

(8)    AESO Charges Deferral: Relates to differences in revenue collected and expenses incurred for transmission-related items at FortisAlberta that are expected to be collected or refunded in customer rates.

(9)    Energy Efficiency Liability: The energy efficiency liability primarily relates to Central Hudson's Energy Efficiency Program, established to fund environmental policies associated with energy conservation programs as approved by its regulator.